Plant, Equipment, and Mine Development, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Plant, Equipment, and Mine Development, Net
Plant, Equipment, and Mine Development, Net

6. Plant, Equipment, and Mine Development, Net

The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life	March 31,	December 31,
	of Method	2020	2019
Process equipment	5 - 13 years	$15,144	$14,770
Leach pads	Units-of-production	11,190	11,190
Buildings and leashold improvements	10 years	10,507	10,507
Restart leach pads	18 months	6,241	6,229
Mine equipment	5 - 7 years	4,847	4,716
Vehicles	3 - 5 years	184	136
Furniture and office equipment	7 years	264	129
Mine development	Units-of-production	476	119
Construction in progress and other		22,062	20,619
		$70,915	$68,415
Less: accumulated depreciation and amortization		(19,342)	(17,208)
Total		$51,573	$51,207

During the 2020 first quarter, new processing equipment was placed into service, construction of the restart leach pads was completed and various mine development projects were ongoing. During the three months ended March 31, 2020 and 2019, the Company recorded depreciation and amortization related to plant, equipment and mine development of $2.1 million and $0.8 million, respectively. The Company capitalized $2.1 million and $0 of depreciation and amortization during the three months ended March 31, 2020 and 2019, respectively, to Ore on leach pads on the consolidated balance sheets. During the three months ended March 31, 2020, as a result of ounces sold, the Company recognized $1.3 million in depreciation and amortization in the consolidated statements of operations.

6. Plant, Equipment, and Mine Development, Net

The following table provides the components of plant, equipment, and mine development, net (in thousands):

	Depreciation Life	December 31,
	of Method	2019	2018
Process equipment	5 - 13 years	$14,770	$6,759
Leach pads	Units-of-production	11,190	11,190
Buildings and leasehold improvements	10 years	10,507	10,507
Restart leach pads	18 months	6,229	—
Mine equipment	5 - 7 years	4,716	3,905
Vehicles	3 - 5 years	136	41
Furniture and office equipment	7 years	129	22
Mine development	Units-of-production	119	—
Construction in progress and other		20,619	20,750
		$68,415	$53,174
Less: accumulated depreciation and amortization		(17,208)	(11,770)
Total		$51,207	$41,404

During the year ended December 31, 2019, leach pads were constructed and used for the restart of mining operations. New processing equipment was also placed into service. For the years ended December 31, 2019 and 2018, the Company  recorded depreciation and amortization related to plant, equipment and mine development of $5.4 million and $3.4 million, respectively. The Company capitalized $4.3 million of depreciation and amortization during 2019 to Ore on leach pads on the consolidated balance sheets.

Impairment of long-lived assets

During the years ended December 31, 2019, the Company recorded impairments of long-lived assets of $0.1 million. The impairment recorded during 2019 related to a leach pad expansion project that the Company  determined  it would not utilize and, therefore, did not complete.